MERGER AND RECAPITALIZATION (Details) (USD $)	Jun. 30, 2013	Feb. 11, 2013	Dec. 31, 2012	Nov. 24, 2012	Dec. 31, 2011
MERGER AND RECAPITALIZATION [Abstract]
Existing shares of the Canwealth Minerals Corporation's stock, converted to USG1, Inc.'s stock on the merger closing date		44,169,123
The number of USG1, Inc.'s common shares remaining and held by shareholders after merger was completed.		6,600,000
The total merger consideration owed to the stockholder representative of USG1, Inc.		$ 50,000
The portion of the merger consideration owed to the stockholder representative of USG1, Inc.. upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission.		10,000
The portion of the merger consideration owed to the stockholder representative of USG1, Inc.. upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service		40,000
Value of shares returned by shareholder and director due to conflict of interest, and subsequently reissued to remaining shareholders in accordance with their respective percentage interests in the Company				$ 20
Number of shares returned by shareholder and director due to conflict of interest, and subsequently reissued to remaining shareholders in accordance with their respective percentage interests in the Company.				20
Shares issued	50,769,231		44,169,231		44,169,231